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MORGAN STANLEY
HIGH-TECHNOLOGY
35 INDEX-SM-
PORTFOLIO 99-3

(A UNIT INVESTMENT TRUST)

- CAPITAL APPRECIATION

- DIVERSIFICATION

- LIQUIDITY

- REINVESTMENT

- ROLLOVER OPTION

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE UNITS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN UNITS OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MORGAN STANLEY DEAN WITTER
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INVEST IN THE GROWTH PROSPECTS OF THE TECHNOLOGY INDUSTRY

SELECT EQUITY TRUSTS

Technology is everywhere--igniting the dynamic growth of industries such as computer services, media and telecommunications. Corporations continue to invest in technology to enhance their productivity and to stay ahead of their competition. As an investor, you have the potential to benefit from the growth prospects of the technology industry with an investment in the Morgan Stanley High-Technology 35 Index Portfolio 99-3.

PORTFOLIO

This series of Unit Investment Trusts seeks capital appreciation through a one-year portfolio based on the benchmark Morgan Stanley High-Technology 35 Index, consisting of the common stocks of 35 companies representing 10 different technology subsectors.

SHORT-TERM LIFE

The Trust will terminate in approximately one year. The portfolio will then either be liquidated or distributed to unitholders in-kind at their election. You may, of course, sell or redeem your units prior to the Trust's termination.

REINVESTMENT OPTION

Investors may elect to have distributions automatically reinvested in additional units of the Trust subject to the then-remaining deferred sales charge.

NO TURNOVER

The Trust typically has no turnover during its life. Unitholders know exactly where their money is invested. Managed investment portfolios may have very high turnover rates over a one-year period.

LIQUIDITY

All or a portion of your units may be liquidated at any time, based on net asset value (including deduction for any unpaid deferred sales charge). The price you receive will reflect market conditions and could be more or less than the price originally paid. Investors may at termination choose to receive their share of the Trust's actual underlying securities.

NO MARKET TIMING

The Morgan Stanley High-Technology 35 Index Portfolio 99-3 leaves "emotional trading" behind by focusing on and buying a defined portfolio of stocks. Due to the Trust's "buy and hold" strategy, an investor's money is generally invested at all times. Managed investment vehicles buy and sell securities and may have a sizable percentage of assets in cash.

ROLLOVER OPTION

Investors, in connection with the Trust's termination, may elect to roll over their investment into units of a new series, if offered, subject only to the deferred sales charge.

RISKS AND OTHER CONSIDERATIONS

The risks of an investment in units of a Trust include price fluctuations resulting from a fixed portfolio of equity securities of technology issuers. The portfolio is not expected to change over the Trust's life, regardless of subsequent events, including substitution or removal of a stock from the Index. The portfolio's securities have had, and in the future, are likely to experience, substantial price volatility and speculative trading. The value of the units of the Trust will fluctuate with the value of the underlying securities, so that units, when redeemed or sold, may be worth more or less than their cost. Unless held in an IRA or other tax-deferred vehicle, there may be current tax consequences associated with investing in this Trust.

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Companies are included in the Index if they meet the eligibility standards and reflect the technology industry as a whole, without regard to the individual quality of any specific company. The Index was created by Morgan Stanley & Co., Incorporated and is owned by Morgan Stanley Capital International, Inc. (MSCII). The inclusion of a company in the Index is not, and should not be viewed by an investor as, a recommendation by Morgan Stanley or MSCII to buy, sell, or hold securities of such company.

FOR A COPY OF THE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND RISKS, CONTACT YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
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PERFORMANCE

Actual performance of the Morgan Stanley High-Technology 35 Index is detailed below. The Unit Trust will be structured as an equally-weighted, one-year portfolio, based on the Index.

  ANNUAL % CHANGES IN THE
        VALUE OF THE
       MORGAN STANLEY
  HIGH-TECHNOLOGY 35 INDEX
----------------------------
1995                 +50.86%
1996                 +21.30%
1997                 +16.83%
1998                 +95.40%
1/1/99 - 6/30/99     +31.01%

These Index returns shown reflect actual past performance of the Index (but not any Trust). They are not guarantees of future performance and should not be used as a predictor of returns to be expected in connection with a Trust. The actual returns of a particular Trust or purchase of units of a Trust will vary from the performance of the Index because after the Trust's formation, the stocks in the Index may change, or their amounts may be adjusted or rebalanced. The Trust's portfolio, however, is expected to remain the same, both in terms of identity of the stocks and proportionate relationship (in terms of number of shares). In addition, an actual Trust has sales charges, expenses and commissions.
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SUMMARY OF ESSENTIAL INFORMATION
AS OF JUNE 13, 1999

SIZE OF OFFERING
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
Aggregate Value of Securities......  $248,760.05
Number of Units....................       25,102

PRICE
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
Public Offering Price Per Unit
  (including sales charge).....           $10.00
Minimum Purchase: $1,000
  ($100 for IRAs)
Public Offering Price Per 100
  Units (including sales
  charge)......................        $1,000.00

RECORD DATES
-------------------------------------------

January 1, 2000 and October 17, 2000

DISTRIBUTION DATES
-------------------------------------------

January 15, 2000 and October 24, 2000

TERMINATION DATE
------------------------------------------------
October 17, 2000

SALES CHARGE
------------------------------------------------
The sales charge is 2.90% of the Public Offering Price, of which $20 per 100 units is deferred. The deferred sales charge generally is paid from the proceeds of securities sold each month commencing October 29, 1999 ($2.50 per 100 units per month for 8 months). Volume discounts begin on orders of $25,000 or more.
------------------------------------------------

TRUSTEE                      SPONSOR
The Bank of New York         Dean Witter Reynolds Inc.
101 Barclay Street           2 World Trade Center
New York, New York 10286     New York, New York 10048

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    MORGAN STANLEY DEAN WITTER IS A SERVICE MARK OF MORGAN STANLEY DEAN WITTER &
    CO.
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SCHEDULE OF PORTFOLIO SECURITIES

MORGAN STANLEY DEAN WITTER SELECT EQUITY TRUST MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEX PORTFOLIO 99-3
ON DATE OF DEPOSIT, JULY 13, 1999

                                                          PROPORTIONATE     PERCENTAGE OF
                                                          RELATIONSHIP        AGGREGATE      PRICE PER
PORTFOLIO                                     NUMBER OF  BETWEEN NO. OF    MARKET VALUE OF   SHARE TO
NO.  NAME OF ISSUER                            SHARES        SHARES             TRUST          TRUST
---- ---------------------------------------  ---------  ---------------   ---------------   ---------
 1.  3Com Corporation                              265         5.66%              2.86%      $26.8750
 2.  Amazon.com                                     58         1.24               2.94       126.1250
 3.  America Online, Inc.                           59         1.26               2.97       125.0625
 4.  Applied Materials, Inc.                        97         2.07               2.83        72.5000
 5.  Automatic Data Processing, Inc.               165         3.52               2.85        43.0000
 6.  Broadcom Corporation, Class A                  50         1.07               2.82       140.5000
 7.  Cisco Systems, Inc.                           109         2.33               2.86        65.2500
 8.  Compaq Computer Corporation                   270         5.76               2.84        26.1875
 9.  Computer Associates International Inc.        131         2.80               2.85        54.0625
10.  Computer Sciences Corporation                 103         2.20               2.85        68.8750
11.  Dell Computer Corporation                     167         3.56               2.84        42.2500
12.  Electronic Arts Inc.                          124         2.65               2.84        56.8750
13.  Electronic Data Systems Corp.                 116         2.48               2.84        61.0000
14.  EMC Corporation                               119         2.54               2.85        59.6250
15.  First Data Corporation                        148         3.16               2.88        48.4375
16.  Hewlett-Packard Company                        66         1.41               2.90       109.3750
17.  Intel Corporation                             109         2.33               2.86        65.3750
18.  International Business Machines                51         1.09               2.83       138.2500
       Corporation
19.  Intuit Inc.                                    75         1.60               2.87        95.1250
20.  Lucent Technologies, Inc.                      98         2.09               2.86        72.6875
21.  Micron Technology                             133         2.84               2.90        54.1875
22.  Microsoft Corporation                          76         1.62               2.86        93.6250
23.  Motorola, Inc.                                 73         1.56               2.83        96.5000
24.  Nortel Networks Corporation                    79         1.69               2.85        89.6875
25.  Oracle Systems Corporation                    183         3.91               2.85        38.6875
26.  Parametric Technology Corporation             462         9.86               2.84        15.3125
27.  PeopleSoft, Inc.                              442         9.43               2.85        16.0625
28.  Seagate Technology, Inc.                      249         5.31               2.81        28.0625
29.  STMicroelectronics                             95         2.03               2.85        74.5000
30.  Solectron Corporation                         101         2.16               2.82        69.5625
31.  Sun Microsystems, Inc.                         97         2.07               2.87        73.5000
32.  Tellabs Inc.                                  105         2.24               2.84        67.1875
33.  Texas Instruments Incorporated                 48         1.02               2.82       146.3125
34.  Xilinx, Inc.                                  117         2.50               2.86        60.7500
35.  Yahoo! Inc.                                    46         0.98               2.90       156.9375
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                                                 4,686
                                              ---------
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
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